Capital Structure	6 Months Ended
Jun. 30, 2022
Capital Structure [Abstract]
Capital Structure
10.	Capital Structure:

Details of the Company’s common stock and warrants are discussed in Note 10 of the consolidated financial statements for the year ended December 31, 2021, included in the Company’s 2021 annual report on Form 20-F filed with the SEC on March 31, 2022 and are supplemented by the below new activities into the six-month period.

(a)	Common Stock

i)	NASDAQ Notification

On January 26, 2022, the Company received written notification from Nasdaq, indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from December 13, 2021 to January 25, 2022, was below the minimum, $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). On February 14, 2022, the Company received written notification from Nasdaq that the Company has regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock.

ii)	Dividends

On March 10, 2022, the Company announced a regular quarterly dividend of $0.025 per share as well as a special dividend of $0.025 per share for the fourth quarter of 2021, both paid in the first week of April 2022 to all shareholders of record as of March 25, 2022. The total dividend amounted to $8,916. On May 31, 2022, the Company announced that the regular quarterly dividend of $0.025 per share for the first quarter of 2022 shall be payable on July 14, 2022 to the shareholders of record as of June 28, 2022 (Note 14). The dividend declared of $4,460, but not paid as of June 30, 2022, is included in “Other current liabilities”.

iii)	Buybacks

In June 2022, the Board of Directors of the Company authorized an additional share repurchase plan under which the Company may repurchase up to $5,000 of its outstanding common shares, convertible note or warrants. No repurchases have been made as of June 30, 2022.

(b)	Warrants

All warrants are classified in equity, according to the Company’s significant accounting policy.

During the six-month period ended June 30, 2022, 100,000 shares were issued from Class E warrants’ exercises, for proceeds of $70. As of June 30, 2022, 8,532,713 of Class E warrants remain outstanding.

The Company’s previously issued Class B Warrants, trading under the symbol SHIPZ, expired according to their terms on May 13, 2022. Pursuant to such expiration trading of the Class B Warrants was terminated. The Class B Warrants were the last class of the Company’s warrants that were listed for trading.

As of June 30, 2022, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class D	273,046
Class E	8,532,713
Representative Warrants	110,281
Total	8,916,040